LONG-TERM DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
The composition of debt obligations as at December 31 is presented in the following table:
	2017				2016
	Weighted-average			Estimated	Weighted-average			Estimated
	Interest	Term	Carrying	Fair	Interest	Term	Carrying	Fair
(MILLIONS EXCEPT AS NOTED)	rate (%)	(years)	value	value	rate (%)	(years)	value	value
Corporate borrowings
Series 3 (C$200)	5.3	0.8	$159	$163	5.3	1.8	$149	$158
Series 4 (C$150)	5.8	18.9	119	144	5.8	19.9	111	132
Series 7 (C$450)	5.1	2.8	358	382	5.1	3.8	334	368
Series 8 (C$400)	4.8	4.1	318	344	4.8	5.1	298	331
Series 9 (C$400)	3.8	7.4	318	321	3.8	8.4	298	308
Series 10 (C$500)	3.6	9.0	398	400	3.6	10.0	372	380
	4.5	6.4	$1,670	$1,754	4.5	7.4	$1,562	$1,677
Credit facilities	2.6	4.5	$887	$887	1.9	4.5	$673	$673
Subsidiary borrowings
Hydroelectric	6.3	8.8	$6,392	6,813	6.9	7.8	$6,249	6,600
Wind	5.8	9.7	2,211	2,343	4.6	13.1	1,735	1,879
Solar and other	11.0	8.2	682	682	8.9	18.8	41	41

	6.5	9.0	$9,285	$9,838	6.4	9.0	$8,025	$8,520

Total debt			11,842	12,479			10,260	10,870
Add: Unamortized premiums(1)			1				2
Less: Unamortized financing fees(1)			(77)				(80)
Less: Current portion(2)(3)			(1,676)				(1,034)
			$10,090				$9,148

The following table outlines changes in Brookfield Renewables borrowings for the year ended December 31:
		Cash flows from	Non-cash
(MILLIONS)	Jan 1	financing activities	Acquisition	Disposal	Other(1)	Dec 31
2017	$10,182	$267	$1,188	$(173)	$302	$11,766
2016	$7,338	$1,502	$1,104	$-	$238	$10,182

Future repayments of Brookfield Renewables debt obligations, for each of the next five years and thereafter are as follows:
(MILLIONS)	2018	2019	2020	2021	2022	Thereafter	Total
Corporate borrowings and
credit facilities	$159	$202	$377	$-	$984	$835	$2,557
Subsidiary borrowings
Hydro	206	366	1,013	822	317	3,668	6,392
Wind	665	115	122	125	132	1,052	2,211
Solar and other	646	3	3	2	4	24	682
	$1,676	$686	$1,515	$949	$1,437	$5,579	11,842
Equity-accounted investments	$110	$116	$112	$716	$602	$3,003	$4,659
							$16,501

The following table outlines change in financing fees for the year ended December 31:
(MILLIONS)	2017	2016	2015
Corporate borrowings
Unamortized financing fees, beginning of year	$6	$5	$5
Additional financing fees	-	2	1
Amortization of financing fees	(1)	(1)	(1)
Unamortized financing fees, end of year	$5	$6	$5
Subsidiary borrowings
Unamortized financing fees, beginning of year	$74	$54	$66
Additional financing fees	16	41	7
Amortization of financing fees	(14)	(17)	(15)
Foreign exchange translation and other	(4)	(4)	(4)
Unamortized financing fees, end of year	$72	$74	$54
Total	$77	$80	$59

The following table summarizes the available portion of credit facilities as at December 31:

(MILLIONS)	2017	2016
Authorized credit facilities	$2,090	$1,890
Draws on credit facilities(1)	(685)	(673)
Issued letters of credit	(193)	(250)
Available portion of credit facilities	$1,212	$967